Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventories
Schedule of inventories

(Thousands)	March 31, 2023	December 31, 2022
Raw materials	$67,388	$66,925
Finished goods	27,851	21,232
Green coffee	47,337	57,679
Total inventories	$142,576	$145,836

(Thousands)	December 31, 2022	December 31, 2021
Raw materials	$66,925	$45,079
Finished goods	21,232	14,895
Green coffee	57,679	49,192
Total inventories	$145,836	$109,166